Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	¥ 2,367,186	$ 338,503	¥ 1,895,048	¥ 1,546,308